Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 8,809,236	¥ 8,857,073
Trading account assets measured at fair value under fair value option	15,072,307	17,135,481
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	7,654,927	3,151,799
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	5,293,172	148,763
Held-to-maturity debt securities, Fair value	13,630,321	4,606,305
Equity securities pledged that secured parties are permitted to sell or repledge	726	741
Equity securities measured at fair value	4,634,786	5,111,630
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	157,875	167,152
Assets reclassified, excluding cash and cash equivalents	1,794,976
Allowance for credit losses	14,499	13,998
Due to trust account and other short-term borrowings measured at fair value under fair value option	14,812	123,028
Long-term debt measured at fair value under fair value option	450,403	¥ 483,051
Liabilities reclassified	¥ 2,592,893
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,281,995,120	13,281,995,120
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	992,816,845	668,286,238
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Assets reclassified, excluding cash and cash equivalents	¥ 13,416,543	¥ 11,621,567
Liabilities reclassified	¥ 13,750,553	¥ 11,157,660